Commitment and Contingencies (Tables)	9 Months Ended
Sep. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Lease, Cost
Supplemental lease expense related to leases for the years ended December 31, 2023 and 2022 was as follows (in thousands):

	Years Ended December 31,
	2023	2022
Operating lease cost	$1,037	$1,037
Finance lease cost
Amortization of finance leases	35	4
Interest on finance lease liabilities	12	2
Variable lease cost	178	196
Short-term lease cost	80	74
Total lease cost	$1,342	$1,313
Supplemental lease expense related to leases for the three and nine months ended September 30, 2024 and 2023 was as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Operating lease cost	$508	$259	$1,553	$777
Finance lease cost
Amortization of finance leases	12	10	39	24
Interest on finance lease liabilities	3	3	9	9
Variable lease cost	364	19	978	129
Short-term lease cost	18	21	53	63
Total lease cost	$905	$312	$2,632	$1,002

Lessee, Operating Lease, Liability, to be Paid, Maturity
The following table summarizes the maturity of the Company’s operating and finance lease liabilities on an undiscounted cash flow basis and a reconciliation to the operating and finance lease liabilities recognized on the Company’s consolidated balance sheet as of December 31, 2023 (in thousands):

Maturity of operating lease liabilities
2024	$3,862
2025	3,964
2026	3,672
2027	3,235
2028	3,294
2029	616
Total lease payments	$18,643
Less: interest	(3,782)
Total operating lease liabilities	$14,861
The following table summarizes the maturity of the Company’s operating and finance lease liabilities on an undiscounted cash flow basis and a reconciliation to the operating and finance lease liabilities recognized on the Company’s condensed consolidated balance sheet as of September 30, 2024 (in thousands):

Maturity of operating lease liabilities
2024 (remaining)	$982
2025	3,987
2026	3,695
2027	3,239
2028	3,294
2029	613
Total lease payments	$15,810
Less: interest	(2,784)
Total operating lease liabilities	$13,026

Finance Lease, Liability, to be Paid, Maturity

Maturity of finance lease liabilities
2024	$51
2025	50
2026	15
2027	6
2028	1
Total lease payments	$123
Less: interest	(16)
Total finance lease liabilities	$107

Maturity of finance lease liabilities
2024 (remaining)	$15
2025	60
2026	21
2027	6
Total lease payments	$102
Less: interest	(9)
Total finance lease liabilities	$93

Assets And Liabilities, Lessee
Supplemental balance sheet information related to leases as of December 31, 2023 and 2022 was as follows (in thousands):

Leases	December 31,
	2023	2022
Operating right-of-use assets	$3,681	$4,344

Operating current lease liabilities	2,559	678
Operating noncurrent lease liabilities	12,302	3,921
Total operating lease liabilities	$14,861	$4,599

Finance right-of-use assets	$98	$87

Finance current lease liabilities	42	24
Finance noncurrent lease liabilities	65	66
Total finance lease liabilities	$107	$90

Other information	December 31,
	2023	2022
Cash paid for amounts included in measurement of operating lease liabilities (in thousands)	$1,051	$1039
Cash paid for amounts included in measurement of finance lease liabilities (in thousands)	$42	$3
Weighted-average remaining lease term - operating leases (in years)	4.88	5.72
Weighted-average remaining lease term - finance lease (in years)	2.53	3.47
Weighted-average discount rate - operating leases	9.72%	8.86%
Weighted-average discount rate - finance lease	11.49%	11.45%
Supplemental balance sheet information related to leases as of September 30, 2024 was as follows (in thousands):

Leases
Operating right-of-use assets	$3,193

Operating lease liabilities, current	2,856
Operating lease liabilities, non-current	10,170
Total operating lease liabilities	$13,026

Finance right-of-use assets	$84

Finance lease liabilities, current	54
Finance lease liabilities, non-current	39
Total finance lease liabilities	$93

Other information
Cash paid for amounts included in measurement of operating lease liabilities (in thousands)	$2,899
Cash paid for amounts included in measurement of finance lease liabilities (in thousands)	$45
Weighted-average remaining lease term - operating leases (in years)	4.18
Weighted-average remaining lease term - finance lease (in years)	1.87
Weighted-average discount rate - operating leases	9.73%
Weighted-average discount rate - finance lease	11.05%

Contractual Obligation, Fiscal Year Maturity	The following table summarizes the maturity of the Company’s lease CVR as of December 31, 2023 (in thousands):

Maturity of Lease CVR
2024	$281
2025	598
2026	408
Total lease CVR payments	$1,287